Fair Values of Financial Instruments (Details) In Thousands	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Forwards and Options [Member] JPY (¥)	Mar. 31, 2011 Forwards and Options [Member] USD ($)	Mar. 31, 2010 Forwards and Options [Member] JPY (¥)	Mar. 31, 2011 Interest rate swap, cross-currency swap and interest rate cap agreements [Member] JPY (¥)	Mar. 31, 2011 Interest rate swap, cross-currency swap and interest rate cap agreements [Member] USD ($)	Mar. 31, 2010 Interest rate swap, cross-currency swap and interest rate cap agreements [Member] JPY (¥)
Carrying amounts and estimated fair values of financial instruments, including financial instruments not qualifying as hedge
Investment securities, marketable equity securities, Carrying amount	$ 594,843	¥ 49,372,000	¥ 47,178,000
Investment securities, marketable equity securities, Estimated fair value	594,843	49,372,000	47,178,000
Long-term debt, including current portion, Carrying amount	4,985,060	413,760,000	462,941,000
Long-term debt, including current portion, Estimated fair value	4,968,373	412,375,000	460,916,000
Derivatives:
Assets, Carrying amount				423,000	5,096	181,000	10,608,000	127,808	9,172,000
Liabilities, Carrying amount				2,968,000	33,759	2,078,000	1,008,000	12,145	2,550,000
Assets, Estimated fair value				423,000	5,096	181,000	10,608,000	127,808	9,172,000
Liabilities, Estimated fair value				¥ 2,968,000	$ 35,759	¥ 2,078,000	¥ 1,008,000	$ 12,145	¥ 2,550,000